PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

	2025	2024
Cost	3,507,498,519	3,561,926,351
Accumulated depreciation	(2,145,969,370)	(2,175,141,370)
Total	1,361,529,149	1,386,784,981
Land	17,639,745	17,639,745
Plant and buildings	259,256,365	220,534,872
Machinery, equipment and spare parts	952,119,670	948,654,197
Transportation and load vehicles	23,353,530	21,315,258
Furniture and fixtures	1,366,724	1,305,072
Fields and quarries	102,756,125	103,551,105
Tools	1,476,773	1,659,953
Construction in process	3,560,217	72,124,779
Total	1,361,529,149	1,386,784,981
Cost

	Land	Buildings	Machinery, equipment and spare parts	Transportation and load vehicles	Furniture and fixtures	Fields and quarries	Tools	Works in process	Total
Balance as of January 1, 2024	17,639,773	878,337,144	1,799,332,977	227,801,645	62,844,620	429,317,486	13,101,859	45,726,846	3,474,102,350
Additions	-	1,463,011	-	-	-	407,438	-	90,859,272	92,729,721
Disposal	(28)	(486,511)	-	(3,582,840)	-	(836,341)	-	-	(4,905,720)
Transfers	-	8,900,090	24,454,611	8,048,451	284,980	22,252,446	520,761	(64,461,339)	-
Balance as of December 31, 2024	17,639,745	888,213,734	1,823,787,588	232,267,256	63,129,600	451,141,029	13,622,620	72,124,779	3,561,926,351
Additions	-	-	-	-	-	-	-	67,001,056	67,001,056
Disposal	-	(829,536)	(77,516,196)	(1,250,040)	(35,845,323)	(245,871)	(5,741,922)	-	(121,428,888)
Transfers	-	54,313,683	54,403,653	7,719,654	512,409	18,126,549	489,670	(135,565,618)	-
Balance as of December 31, 2025	17,639,745	941,697,881	1,800,675,045	238,736,870	27,796,686	469,021,707	8,370,368	3,560,217	3,507,498,519
Accumulated depreciation and impairment in value

	Buildings	Machinery, equipment and spare parts	Transportation and load vehicles	Furniture and fixtures	Fields and quarries	Tools	Total
Balance as of January 1, 2024	(652,052,761)	(827,472,084)	(208,201,983)	(61,318,214)	(332,614,860)	(11,313,036)	(2,092,972,938)
Disposal	-	-	3,425,609	-	-	-	3,425,609
Depreciation	(15,626,101)	(47,661,307)	(6,175,624)	(506,314)	(14,975,064)	(649,631)	(85,594,041)
Balance as of December 31, 2024	(667,678,862)	(875,133,391)	(210,951,998)	(61,824,528)	(347,589,924)	(11,962,667)	(2,175,141,370)
Disposal	-	77,502,327	968,205	35,845,323	-	5,741,922	120,057,777
Depreciation charge	(14,762,654)	(50,924,311)	(5,399,547)	(450,757)	(18,675,658)	(672,850)	(90,885,777)
Balance as of December 31, 2025	(682,441,516)	(848,555,375)	(215,383,340)	(26,429,962)	(366,265,582)	(6,893,595)	(2,145,969,370)

Schedule of Information Related to Cash-Generating Units
As a result of the analysis carried out, no impairment has been determined for any cash-generating unit as December 31, 2025.
The discount rate used in cash flow projections has been calculated in US dollars considering that cash flows have been prepared in that currency and are detailed below.

	2025	2024
Cash-generating unit
Cement, Masonry Cement and Lime	11.76%	11.42%
Concrete	11.76%	11.42%
Aggregates	11.76%	11.42%
Rail Services	13.22%	12.33%